Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Current:
Federal
State
Total current
Deferred:
Federal (21% tax rate in 2018)			(130,000)	(68,900)
State			(34,100)	(11,200)
Total deferred			(164,100)	(80,100)
Increase in valuation allowance			164,100	80,100
Total provision